Financial assets at fair value through other comprehensive income - Debt securities FVOCI (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt securities held fvoci [Abstract]
BCRA Liquidity Bills	$ 89,890,131	$ 39,585,142
Government securities	30,452,845	21,825,609
Financial assets pledged as collateral	6,939,966
Private securities - Corporate bonds	260,910	95,503
TOTAL	$ 127,543,852	$ 61,506,254